Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies [Line Items]
Deferred equity issuance costs				$ 193,876
Percentage of tax benefit			50.00%
Deferred equity additional paid-in capital			$ 193,876
Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Anti-dilutive securities shares of common stock	1,478,006
Warrant [Member] | Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Anti-dilutive securities shares of common stock	2,619,835	2,583,169